Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 107,944,581	$ 98,020,192	$ 106,638,436
Current service cost	3,322,813	4,285,693	4,606,856
Interest cost on projected benefit obligation	30,185,257	28,922,385	27,275,363
Expected return on plan assets	(20,804,104)	(20,916,104)	(18,972,042)
Changes in the asset ceiling during the period and others	587,373	716,330	875,192
Past service costs and other	157,765	53,032	165,851
Actuarial gain for changes in experience	(7,222)	(35,145)	(28,867)
Actuarial gain from changes in demographic assumptions	134,625	(85)
Actuarial (gain) loss from changes in financial assumptions	(24,890)	(4,294)	7,784
Net period cost	13,551,617	13,021,812	13,930,137
Actuarial loss for changes in experience		11,671,860
Actuarial gain for changes in experience	(21,283,470)		(20,976,837)
Actuarial gain from changes in demographic assumptions		(381,172)
Actuarial loss from changes in demographic assumptions	68,482		397,985
Actuarial loss from changes in financial assumptions			1,718,189
Actuarial gain (loss) from changes in financial assumptions	(1,246,539)	2,438,078
Changes in the asset ceiling during the period and others	(1,055,409)	(856,188)	(754,535)
Return on plan assets greater than discount rate	23,503,296	(2,483,430)	(4,724,041)
Recognized in other comprehensive income	(13,640)	10,389,148	(24,339,239)
Contributions to the pension plan made by the Company	(1,565,792)	(2,697,621)	(2,756,519)
Benefits paid			(176,702)
Payments to employees	(10,651,938)	(9,843,743)	(525,612)
Effect of translation	(1,145,960)	(945,207)	5,249,691
Others	(13,363,690)	(13,486,571)	1,790,858
Balance at the end of the year	108,118,868	107,944,581	98,020,192
Less short-term portion	(212,141)	(172,406)	(152,448)
Non-current obligation	107,906,727	107,772,175	97,867,744
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	329,113,625	313,282,595	314,049,729
Current service cost	3,322,813	4,285,693	4,606,856
Interest cost on projected benefit obligation	30,185,257	28,922,385	27,275,363
Actuarial gain for changes in experience	(7,222)	(35,145)	(28,867)
Actuarial gain from changes in demographic assumptions	134,625	(85)
Actuarial (gain) loss from changes in financial assumptions	(24,890)	(4,294)	7,784
Net period cost	33,610,583	33,168,554	31,861,136
Actuarial loss for changes in experience		11,671,860
Actuarial gain for changes in experience	(21,283,470)		(20,976,837)
Actuarial gain from changes in demographic assumptions		(381,172)
Actuarial loss from changes in demographic assumptions	68,482		397,985
Actuarial loss from changes in financial assumptions			1,718,189
Actuarial gain (loss) from changes in financial assumptions	(1,246,539)	2,438,078
Recognized in other comprehensive income	(22,461,527)	13,728,766	(18,860,663)
Contributions made by plan participants	173,722	198,713	255,760
Benefits paid	(19,546,541)	(18,841,754)	(25,694,301)
Payments to employees	(10,651,938)	(9,843,743)	(525,612)
Effect of translation	(3,535,477)	(2,579,506)	12,196,546
Others	(33,560,234)	(31,066,290)	(13,767,607)
Balance at the end of the year	306,702,447	329,113,625	313,282,595
Less short-term portion	(212,141)	(172,406)	(152,448)
Non-current obligation	306,490,306	328,941,219	313,130,147
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(227,688,604)	(222,345,621)	(212,234,440)
Expected return on plan assets	(20,804,104)	(20,916,104)	(18,972,042)
Past service costs and other	157,765	53,032	165,851
Net period cost	(20,646,339)	(20,863,072)	(18,806,191)
Return on plan assets greater than discount rate	23,503,296	(2,483,430)	(4,724,041)
Recognized in other comprehensive income	23,503,296	(2,483,430)	(4,724,041)
Contributions made by plan participants	(173,722)	(198,713)	(255,760)
Contributions to the pension plan made by the Company	(1,565,792)	(2,697,621)	(2,756,519)
Benefits paid	19,546,541	18,841,754	25,517,599
Effect of translation	3,353,498	2,058,099	(9,086,269)
Others	21,160,525	18,003,519	13,419,051
Balance at the end of the year	(203,671,122)	(227,688,604)	(222,345,621)
Non-current obligation	(203,671,122)	(227,688,604)	(222,345,621)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	6,519,560	7,083,218	4,823,147
Changes in the asset ceiling during the period and others	587,373	716,330	875,192
Net period cost	587,373	716,330	875,192
Changes in the asset ceiling during the period and others	(1,055,409)	(856,188)	(754,535)
Recognized in other comprehensive income	(1,055,409)	(856,188)	(754,535)
Effect of translation	(963,981)	(423,800)	2,139,414
Others	(963,981)	(423,800)	2,139,414
Balance at the end of the year	5,087,543	6,519,560	7,083,218
Non-current obligation	$ 5,087,543	$ 6,519,560	$ 7,083,218